Stockholders' Deficit and Redeemable Convertible Series B and Convertible Series C & D Preferred Stock - Summary of option activity under 2014 Plan (Details) - Stock Option - Omnibus Incentive Plan 2014 - $ / shares
	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Shares Available for Grant of Option's & Shares
Balance at the beginning	857,500	820,000
Options granted	0	0
Options exercised	0	0
Options cancelled	12,500	37,500
Balance at the ending	870,000	857,500
Number of Shares
Balance at the beginning	1,142,500	1,180,000
Options granted	0	1,142,500
Options exercised	0
Options cancelled	(12,500)	(37,500)
Balance at the ending	1,130,000	1,142,500
Vested and exercisable	452,000	448,500
Price Per Share
Options granted	$ 0.00
Options exercised	0.00
Options cancelled	1.15	1.15
Weighted Average Exercise Price
Balance at the beginning	0.61	0.63
Options granted	0.00
Options exercised	0.00
Options cancelled	1.15	1.15
Balance at the ending	0.60	0.61
Vested and exercisable	0.60	0.53
Minimum
Price Per Share
Balance at the beginning	0.42	0.42
Balance at the ending	0.42	0.42
Vested and exercisable	0.42
Weighted Average Exercise Price
Vested and exercisable		0.42
Maximum
Price Per Share
Balance at the beginning	3.00	3.00
Balance at the ending	3.00	3.00
Vested and exercisable	$ 3.00
Weighted Average Exercise Price
Vested and exercisable		$ 3.00